Note 4 - Certain Balance Sheet Components - Summary of Intangible Assets -10-Q (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-lived intangible assets, gross	$ 880	$ 880	$ 880
Finite-lived intangible assets, accumulated amortization	(393)	(371)	(284)
Finite-lived intangible assets, net	487	509	596
Developed Technology Rights [Member]
Finite-lived intangible assets, gross	760	760	760
Finite-lived intangible assets, accumulated amortization	(285)	(269)	(206)
Finite-lived intangible assets, net	475	491	554
Trade Names [Member]
Finite-lived intangible assets, gross	120	120	120
Finite-lived intangible assets, accumulated amortization	(108)	(102)	(78)
Finite-lived intangible assets, net	$ 12	$ 18	$ 42